Financial Instruments - Disclosure Details of Prepayment to Employees (Detail) - Trade receivables [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Details of Prepayment to Employees [Line Items]
Employees Loans	R$ 15,100	R$ 5,519
Receivable from employees	R$ 29,242	R$ 18,820